Summary of Significant Accounting Policies (Allowance for Doubtful Accounts) (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in allowance for doubtful accounts
Balance at beginning of year	$ 38.9	$ 38.3	$ 45.3
Additions charged to expense	22.7	22.6	16.1
Accounts written-off	(14.9)	(22.0)	(23.1)
Balance at end of year	$ 46.7	$ 38.9	$ 38.3